Taxes on Income (Details) - Schedule of loss (income) before taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Loss Income Before Taxes On Income Abstract
Domestic	$ 1,293	$ 1,104	$ 2,529
Foreign operations (Beamr Inc and Imaging RU)	(97)	(204)	(165)
Total	$ 1,196	$ 900	$ 2,364